Revenue (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Schedule of Disaggregation of Revenue
The table below presents revenues by segment, market or product line for the three months ended June 30, 2024 and 2023. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 3).

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$36.0	$65.9
Home Entertainment
Digital Media	140.1	174.1
Packaged Media	9.2	25.9

Total Home Entertainment	149.3	200.0
Television	88.0	48.5
International	68.3	81.0
Other	5.7	11.1

Total Motion Picture revenues (1)	347.3	406.5

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions)
Television Production
Television	160.2	150.0
International	35.5	31.9
Home Entertainment
Digital Media	18.9	11.8
Packaged Media	0.9	0.4

Total Home Entertainment	19.8	12.2
Other	25.6	24.4

Total Television Production revenues (2)	241.1	218.5

Total revenues	$588.4	$625.0

(1)
Total Motion Picture revenues for the three months ended June 30, 2024 and 2023 includes $64.2 million and $16.5 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the three months ended June 30, 2024 and 2023 includes $39.6 million and $81.0 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

The table below presents revenues by segment, market or product line for the fiscal years ended March 31, 2024, 2023 and 2022. The Motion Picture and Television Production segments include the revenues of eOne from the acquisition date of December 27, 2023 (see Note 2).

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Revenue by Type:
Motion Picture
Theatrical	$226.5	$120.7	$65.3
Home Entertainment
Digital Media	652.3	527.5	497.1
Packaged Media	84.0	70.5	115.0

Total Home Entertainment	736.3	598.0	612.1
Television	274.4	217.8	257.9
International	391.0	365.0	234.4
Other	28.1	22.2	15.6

Total Motion Picture revenues (1)	1,656.3	1,323.7	1,185.3

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)

Television Production
Television	788.5	1,144.3	1,094.5
International	228.8	277.7	256.5
Home Entertainment
Digital Media	240.6	241.7	85.1
Packaged Media	2.0	3.3	6.9

Total Home Entertainment	242.6	245.0	92.0
Other	70.2	93.1	88.0

Total Television Production revenues (2)	1,330.1	1,760.1	1,531.0

Total revenues	$2,986.4	$3,083.8	$2,716.3

(1)
Total Motion Picture revenues for the years ended March 31, 2024, 2023 and 2022, includes $128.2 million, $44.2 million, and $38.0 million, respectively, of revenues from licensing Motion Picture segment product to the Starz Business.

(2)
Total Television Production revenues for the years ended March 31, 2024, 2023 and 2022, includes $417.7 million, $731.3 million, and $610.2 million, respectively, of revenues from licensing Television Production segment product to the Starz Business.

Schedule of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction	Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at June 30, 2024 are as follows:

	Rest of Year Ending March 31,	Year Ending March 31,
	2025	2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$1,013.7	$661.2	$72.3	$57.1	$1,804.3

Revenues expected to be recognized in the future related to performance obligations that are unsatisfied at March 31, 2024 are as follows:

	Year Ending March 31,
	2025	2026	2027	Thereafter	Total
	(Amounts in millions)
Remaining Performance Obligations	$1,180.1	$486.3	$48.5	$51.0	$1,765.9

Schedule of Accounts Receivable, Provision for Doubtful Accounts
Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2024	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off (1)	June 30, 2024
	(Amounts in millions)
Provision for doubtful accounts	$6.4	$(0.4)	$2.5	$(0.2)	$8.3

(1)	Represents a measurement period adjustment to the provision for doubtful accounts acquired in the acquisition of eOne (see Note 3).

Changes in the provision for doubtful accounts consisted of the following:

	March 31, 2023	(Benefit) provision for doubtful accounts	Other (1)	Uncollectible accounts written-off (2)	March 31, 2024
	(Amounts in millions)
Trade accounts receivable	$8.7	$(0.3)	$1.3	$(3.3)	$6.4

(1)	Represents the provision for doubtful accounts acquired in the acquisition of eOne (see Note 2).
(2)	Represents primarily accounts receivable previously reserved for bad debt from customers in Russia, related to Russia’s invasion of Ukraine.